Investment Securities (Impairments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-tax, Other-Than-Temporary Impairments on Investment Securities
Total pre tax, OTTI recognized	$ 104	$ 736	$ 189
Less other-than-temporary impairment recognized in accumulated other comprehensive income	(4)	(31)	(52)
Net other-than-temporary impairment on investment securities recognized in earnings	100	705	137
Other Than Temporary Impairment Related To Equity Securities	3	15
Changes in Cumulative Credit Loss Impairments Recognized on Debt Securities
Cumulative credit loss impairments recognized, beginning of period	853	291	389
Credit loss impairments recognized on securities not previously impaired	4	388	26
Incremental credit loss impairments recognized on securities previously impaired	4	294	40
Less: credit loss impairments previously recognized on securities sold during the period	304	120	164
Cumulative credit loss impairments recognized, end of period	$ 557	$ 853	$ 291